EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 41,946,079	$ 40,650,547
Acquisition costs	2,798,913
Claims maintenance	4,963	11,445
Engineering	93,307	213,630
Exploration and camp support	3,003,005
Permitting	185,845	594,423
Salary and wages	260,903	365,615
Share-based payments	82,010	110,419
Exploration and evaluation assets, end of period	48,375,025	41,946,079
Casino Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	41,946,079	40,650,547
Acquisition costs	0
Claims maintenance	4,963	11,445
Engineering	93,307	213,630
Exploration and camp support	3,003,005
Permitting	185,845	594,423
Salary and wages	260,903	365,615
Share-based payments	82,010	110,419
Exploration and evaluation assets, end of period	45,576,112	41,946,079
Canadian Creek Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	0	0
Acquisition costs	2,798,913
Claims maintenance	0	0
Engineering	0	0
Exploration and camp support	0
Permitting	0	0
Salary and wages	0	0
Share-based payments	0	0
Exploration and evaluation assets, end of period	$ 2,798,913	$ 0